Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	OLD LINE BANCSHARES INC
Entity Central Index Key	0001253317
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	olbk